Segments (Summary of Revenues and Net Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Revenues	$ 659	$ 922	$ 4,509	$ 5,674
Net loss from continuing operations			(57,167)	(45,527)
Net loss	(7,553)	(13,412)	(63,689)	(78,539)
Reportable Segments
Segment Reporting Information [Line Items]
Revenues	534	797	4,010	5,157
Net loss from continuing operations			(40,375)	(15,491)
Net loss	(3,230)	(2,315)
Reportable Segments | Wetpaint
Segment Reporting Information [Line Items]
Net loss from continuing operations			(27,560)	(8,747)
Net loss	(2,077)	(1,857)
Reportable Segments | Choose Digital
Segment Reporting Information [Line Items]
Net loss from continuing operations			(7,621)	(6,744)
Net loss	(401)	(484)
Reportable Segments | DDGG
Segment Reporting Information [Line Items]
Net loss from continuing operations			(5,194)	0
Net loss	(752)	26
External Customers | Reportable Segments
Segment Reporting Information [Line Items]
Revenues	534	797	2,725	4,302
External Customers | Reportable Segments | Wetpaint
Segment Reporting Information [Line Items]
Revenues	371	516	1,533	3,454
External Customers | Reportable Segments | Choose Digital
Segment Reporting Information [Line Items]
Revenues	58	198	664	848
External Customers | Reportable Segments | DDGG
Segment Reporting Information [Line Items]
Revenues	105	83	528	0
Internal Customers | Reportable Segments
Segment Reporting Information [Line Items]
Revenues	0	0
Internal Customers | Reportable Segments | Wetpaint
Segment Reporting Information [Line Items]
Revenues	0	0
Internal Customers | Reportable Segments | Choose Digital
Segment Reporting Information [Line Items]
Revenues
Internal Customers | Reportable Segments | DDGG
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 0
Internal Customers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues			1,285	855
Internal Customers | Intersegment Eliminations | Wetpaint
Segment Reporting Information [Line Items]
Revenues			0	0
Internal Customers | Intersegment Eliminations | Choose Digital
Segment Reporting Information [Line Items]
Revenues			1,285	855
Internal Customers | Intersegment Eliminations | DDGG
Segment Reporting Information [Line Items]
Revenues			$ 0	$ 0